Significant Related Party Transactions - Summary of Percentages of Holding of Related Parties with Control Relationship and Changes (Parenthetical) (Detail) - CL Tianjin Health [member] - CNY (¥)
¥ in Millions
		1 Months Ended	12 Months Ended
	Dec. 08, 2022	Dec. 31, 2022	Dec. 31, 2022 [1]
Disclosure of transactions between related parties [line items]
Consideration transferred	¥ 728
Percentage of holding	99.99%		99.99%
Increase in ownership interest in subsidiaries		¥ 851

[1]	On 8 December 2022, CL Pension Industry injected capital of RMB728 million to CL Tianjin Health, a wholly owned subsidiary of CLIC, and acquired 99.99% of the shareholders’ equity. Both parties are under common control by CLIC which is not transitory before and after the combination. Therefore, this is a business combination under common control. The financial statements of the Group were restated based on the financial statements as at 31 December 2021 obtained from the merged party on the combination date. In December 2022 CL Pension Industry increased its investment in CL Tianjin Health by RMB851 million. As at 31 December 2022, the change of registration with the department in charge of industrial and commercial administration was still in progress.